Gains and Losses Included In Statements of Income (Detail) (Forward foreign exchange contracts, Other Income, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Forward foreign exchange contracts | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Realized	$ (2,710)	$ (3,485)	$ 8,508	$ (9,548)	$ (16,342)
Unrealized	(109)	(11,767)	(17,952)	24,858	10,163
Total	$ (2,819)	$ (15,252)	$ (9,444)	$ 15,310	$ (6,179)